Share capital and premium (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Share capital	$ 17	$ 16	$ 17
Balance at beginning of period	7,235	7,208	7,208
Ordinary shares issued	12	21	27
Balance at end of period	7,247	7,229	7,235
Redeemable preference shares	(53)	(53)	(53)
Balance at end of period	7,194	7,176	7,182
Share capital and premium	7,211	7,192	7,199
Authorised:
Disclosure of classes of share capital [line items]
Share capital	23	23	23
Authorised: | Ordinary shares
Disclosure of classes of share capital [line items]
Share capital	23	23	23
Authorised: | Series A redeemable preferred shares
Disclosure of classes of share capital [line items]
Share capital	0	0	0
Authorised: | Series B redeemable preferred shares
Disclosure of classes of share capital [line items]
Share capital	0	0	0
Authorised: | Series C redeemable preferred shares
Disclosure of classes of share capital [line items]
Share capital	0	0	0
Issued and fully paid:
Disclosure of classes of share capital [line items]
Share capital	17
Issued and fully paid: | Ordinary shares
Disclosure of classes of share capital [line items]
Share capital	17	16	17
Issued and fully paid: | Series A redeemable preferred shares
Disclosure of classes of share capital [line items]
Share capital	0	0	0
Issued and fully paid: | Series B redeemable preferred shares
Disclosure of classes of share capital [line items]
Share capital	0	0	0
Treasury shares held within the group | Series A and B redeemable preference shares
Disclosure of classes of share capital [line items]
Share capital	$ 0	$ 0	$ 0